Accumulated Other Comprehensive Income (Loss) (Schedule of Changes in AOCI Net of Tax and Reclassifications out of AOCI by Component) (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Total Derivative-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	$ 83	$ 83	$ 107	$ 119
Total Derivative-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	(2)	(5)	9	16
Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	6	13	8	(10)
Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	1	2	1	(2)
Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	$ 449	445	380	396
Equity Method Investees
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax		$ 1	$ 1	$ 1